CONSOLIDATED BALANCE SHEETS	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash	¥ 227,004,137	$ 34,789,906	¥ 279,945,942
Term deposits	130,498,000	19,999,693	174,404,554
Restricted cash	168,469,077	25,819,016	221,656,071
Short-term investments	745,608,877	114,269,560	310,439,321
Accounts receivable, net	101,320,063	15,527,979	115,228,700
Inventories	142,166,179	21,787,920	178,633,299
Prepayments and other current assets	32,832,088	5,031,738	30,982,131
Total current assets	1,547,898,421	237,225,812	1,311,290,018
Non-current assets
Property, plant and equipment, net	199,045,061	30,504,990	150,891,344
Intangible assets, net	5,607,101	859,326	7,779,749
Land use rights, net	48,835,120	7,484,310	34,355,936
Deferred income tax assets	14,593,376	2,236,533
Other non-current assets	30,830,304	4,724,951	6,522,561
Total non-current assets	298,910,962	45,810,110	199,549,590
Total assets	1,846,809,383	283,035,922	1,510,839,608
Current liabilities
Short-term bank borrowings (including short-term bank borrowings of VIE without recourse to the Company of RMB217,394,132 and RMB180,000,000 as of December 31, 2019 and 2020, respectively)	180,000,000	27,586,207	217,394,132
Accounts payable (including accounts payable of VIE without recourse to the Company of RMB258,988,264 and RMB395,826,435 as of December 31, 2019 and 2020, respectively)	395,826,435	60,663,055	258,988,264
Income taxes payable (including income taxes payable of VIE without recourse to the Company of RMB3,013,805 and RMB14,355,462 as of December 31, 2019 and 2020, respectively)	14,555,094	2,230,666	3,013,805
Advances from customers (including advances from customers of VIE without recourse to the Company of RMBB7,478,309 and RMB38,817,881 as of December 31, 2019 and 2020, respectively)	40,062,189	6,139,799	7,478,309
Deferred revenue-current (including deferred revenue-current of VIE without recourse to the Company of RMB31,105,700 and RMB21,155,634 as of December 31, 2019 and 2020, respectively)	21,155,634	3,242,243	31,105,700
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of VIE without recourse to the Company of RMB164,442,316 and RMB160,532,008 as of December 31, 2019 and 2020, respectively)	171,657,604	26,307,679	175,533,397
Total current liabilities	823,256,956	126,169,649	693,513,607
Non-current liabilities
Deferred revenue non-current (including deferred revenue non-current of VIE without recourse to the Company of RM2,171,033 and RMB4,176,458 as of December 31, 2019 and 2020, respectively)	4,176,458	640,070	2,171,033
Deferred income tax liabilities (including deferred income tax liabilities of VIE without recourse to the Company of RMB1,265,780 and RMB1,109,479 as of December 31, 2019 and 2020, respectively)	1,109,479	170,035	1,265,780
Other non-current liabilities (including other non-current liabilities of VIE without recourse to the Company of RMB22,358,968 and RMB24,892,246 as of December 31, 2019 and 2020, respectively)	24,892,246	3,814,905	22,358,968
Total non-current liabilities	30,178,183	4,625,010	25,795,781
Total liabilities	853,435,139	130,794,659	719,309,388
Commitments and contingencies
SHAREHOLDERS' EQUITY:
Additional paid-in capital	1,801,940,071	276,159,398	1,738,102,741
Accumulated other comprehensive loss	(43,016,027)	(6,592,495)	(12,368,224)
Accumulated deficit	(765,648,302)	(117,340,736)	(934,300,768)
Total shareholders' equity	993,374,244	152,241,263	791,530,220
Total liabilities and shareholders' equity	1,846,809,383	283,035,922	1,510,839,608
Class A Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary Shares	87,300	13,379	84,494
Class B Ordinary Shares
SHAREHOLDERS' EQUITY:
Ordinary Shares	¥ 11,202	$ 1,717	¥ 11,977